REVENUES - Revenue by Geography (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 37,381	$ 52,099	$ 54,808
Other revenues	3,239	2,969	2,577
Total revenues	40,620	55,068	57,385
Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	20,621	30,873	33,631
Other revenues	1,828	1,537	1,155
Total revenues	22,449	32,410	34,786
Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,342	6,046	6,118
Other revenues	1,397	1,411	1,406
Total revenues	3,739	7,457	7,524
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	14,418	15,180	15,059
Other revenues	14	21	16
Total revenues	14,432	15,201	15,075
United Kingdom
Disclosure of operating segments [line items]
Revenues from contracts with customers	11,374	19,310	21,760
Total revenues	11,583	19,524	21,921
United Kingdom | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	10,756	18,391	20,939
United Kingdom | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	303	577	492
United Kingdom | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	315	342	329
United States
Disclosure of operating segments [line items]
Revenues from contracts with customers	8,203	11,662	10,287
Total revenues	8,202	11,676	10,297
United States | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,527	2,148	1,233
United States | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	803	3,180	2,754
United States | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	5,873	6,334	6,300
Europe
Disclosure of operating segments [line items]
Revenues from contracts with customers	5,462	7,113	7,827
Total revenues	6,361	8,017	8,742
Europe | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,112	2,073	2,867
Europe | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	781	1,558	1,770
Europe | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,569	3,482	3,190
Australia
Disclosure of operating segments [line items]
Revenues from contracts with customers	5,103	4,458	4,686
Total revenues	5,683	4,962	4,950
Australia | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	4,803	4,100	4,323
Australia | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	172	224	226
Australia | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	128	134	137
Brazil
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,319	2,514	2,295
Total revenues	2,698	2,838	2,558
Brazil | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	956	863	228
Brazil | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	82	96	112
Brazil | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,281	1,555	1,955
Canada
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,374	3,119	4,080
Total revenues	2,301	3,954	4,805
Canada | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	816	2,347	3,185
Canada | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	100	166	165
Canada | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	458	606	730
Mexico
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,306	1,202	941
Total revenues	1,305	1,202	941
Mexico | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1	0	0
Mexico | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Mexico | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,305	1,202	941
Other
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,240	2,721	2,932
Total revenues	2,487	2,895	3,171
Other | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	650	951	856
Other | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	101	245	599
Other | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 1,489	$ 1,525	$ 1,477